Shareholder Report, Holdings (Details) - C000241225	Dec. 31, 2024
FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_957638109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_854502101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_29605J106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FR_249906108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%